STOCK-BASED COMPENSATION (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options Plan [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 654,000	$ 382,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		539,000	317,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		11,000	9,950	15,200
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value		$ 27.50
Restricted Stock [Member]
Stock Options Plan [Line Items]
Allocated Share-based Compensation Expense		88,000	62,000	41,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		168,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		24 months 12 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	3,950
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Value	97,000
Non Restricted Stock Option [Member]
Stock Options Plan [Line Items]
Allocated Share-based Compensation Expense		39,000	34,000	30,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options		67,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		24 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 225,000	$ 204,000	$ 178,000
Incentive Stock Option Plan 2009 [Member]
Stock Options Plan [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		150,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		55,250
Stock Option [Member]
Stock Options Plan [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	11,000